Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Financial Statements	The following financial statements amounts and balances of the VIEs and the VIEs’ subsidiaries were included in the unaudited condensed consolidated financial statements as of December 31, 2022 and June 30, 2023, and for the six months ended June 30, 2023 and 2022:
	June 30,	December 31,
	2023	2022
Total assets	$261,493	$188,597
Total liabilities	$31,640	$38,872

Schedule of Cashflow Statements	The following financial statements amounts and balances of the VIEs and the VIEs’ subsidiaries were included in the unaudited condensed consolidated financial statements as of December 31, 2022 and June 30, 2023, and for the six months ended June 30, 2023 and 2022:
	For the Six Months Ended June 30,
	2023	2022
Total revenues	$67,437	$69,933
Net income	$10,004	$11,356

Net cash provided by (used in) operating activities	$24,796	$(26,452)
Net cash used in investing activities	$(61)	$(383)
Net cash provided by financing activities	$60,385	$710

Schedule of Disaggregation of our Revenue	The following table identifies the disaggregation of our revenue for the six months ended June 30, 2023 and 2022, respectively:
	For the Six Months Ended June 30,
	2023	2022
Category of Revenue:
Advertising revenue	$64,863	$67,231
Copyrights revenue	2,451	2,209
CHEERS e-Mall marketplace service revenue	110	252
Other revenue	11	241
Total	$67,435	$69,933
Timing of Revenue Recognition:
Services transferred over time	$67,314	$69,440
Services transferred at a point in time	110	252
Goods transferred at a point in time	11	241
Total	$67,435	$69,933